LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
LONG TERM BANK LOANS

NOTE 14 – LONG TERM BANK LOANS

	Bank Name	Interest Rate per Annum	December 31,
			2011	2010
Due August 8, 2013, guaranteed by SZS	CCB Jiu Jiang Branch	7.32%	$4,718,094	$-
Total			$4,718,094	$-

Interest expense, included in the financial expenses in the statement of operations, was $133,938, nil and nil for the years ended December 31, 2011, 2010 and 2009, respectively.